Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Cash Flows [Abstract]
Net income	$ 112,268	$ 461,847	$ 527,218
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	135,548	129,839	123,699
Amortization of deferred charges	4,766	3,618	2,677
Gain from sale of vessels	(9,188)	(34,185)	(9,788)
Impairment loss on vessels	11,780	0	4,187
Share option expenses	273	566	620
Share of results of associated companies	(12,316)	(40,793)	(24,482)
Dividends received from associated companies	19,181	16,273	0
Amortization of charter party-out contracts	(1,419)	0	1,859
Mark to market (gain) loss on derivatives	3,912	(39,496)	(19,435)
Mark to market (gain) loss on marketable securities	(287)	(503)	2,000
Non-cash lease expense	(149)	(5,851)	(10,496)
Other	(1,168)	(518)	(235)
Changes in operating assets and liabilities, net:
Trade accounts receivable	(14,860)	13,889	(6,134)
Related party payables and receivables balances	(1,735)	902	(570)
Other receivables	9,072	(19,043)	(6,407)
Inventories	4,548	(2,051)	(18,219)
Voyages in progress	(1,018)	13,603	(17,141)
Prepaid expenses	5,731	(4,063)	2,001
Trade accounts payables	(1,219)	681	(11,939)
Accrued expenses	8,853	11,981	12,256
Other current liabilities	(6,236)	(3,309)	8,727
Net cash provided by operating activities	266,337	503,387	560,398
Investing activities
Dividends received from marketable equity securities	6	8	26
Proceeds from sale of shares in associated companies	0	937	937
Repayment of loans receivable from related parties	925	5,350	0
Additions to newbuildings (including related party amounts of $1,387, $455 and $116,445 for the years ended December 31, 2023, 2022 and 2021 respectively)	(177,931)	(56,028)	(152,460)
Purchase of vessels and equipment (including related party amounts of nil, nil and $286,894 for the years ended December 31, 2023, 2022 and 2021 respectively)	(299,612)	(5,003)	(292,539)
Proceeds from sale of vessels	94,841	127,552	54,012
Net cash provided by (used in) investing activities	(381,771)	72,816	(390,024)
Financing activities
Proceeds from long-term debt (including related party amounts of nil, nil and $62,975 for the years ended December 31, 2023, 2022 and 2021 respectively)	634,580	275,000	497,975
Repayment of long-term debt (including related party amounts of nil, nil and $413,600 for the years ended December 31, 2023, 2022 and 2021 respectively)	(385,413)	(417,217)	(628,900)
Repayment of finance leases (including related party amounts of $24,744, $29,059 and $32,237 for the years ended December 31, 2023, 2022 and 2021 respectively)	(40,568)	(29,059)	(32,237)
Debt fees paid	(4,917)	(2,750)	(4,466)
Net proceeds from share issuance	0	0	352,225
Share repurchases	(8,357)	(3,273)	0
Proceeds from exercise of share options	692	828	636
Distributions to shareholders	(100,020)	(471,676)	(320,692)
Net cash provided by (used in) financing activities	95,997	(648,147)	(135,459)
Net change in cash, cash equivalents and restricted cash	(19,437)	(71,944)	34,915
Cash, cash equivalents and restricted cash at beginning of year	138,073	210,017	175,102
Cash, cash equivalents and restricted cash at end of year	118,636	138,073	210,017
Supplemental disclosure of cash flow information:
Interest expenses paid, net of amounts capitalized	87,630	45,190	30,850
Income taxes paid	$ 358	$ 240	$ 153